Expense Example - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2025 USD ($)
Fidelity Advisor Consumer Staples Fund - Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Consumer Staples Fund - Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,831
Fidelity Advisor Consumer Staples Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Consumer Staples Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Consumer Staples Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726